DISPOSITION OF STALWELL MINE (Tables)	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of discontinued operations
The loss from discontinued operations for the year ended December 31, 2017 is presented in the table below:

Year ended December 31, 2017
Revenue	$—
Production costs	—
Royalty expense	—
Depletion and depreciation	—
Loss from mine operations	—
Expenses
Exploration	(1,477)
Care and maintenance	(8,884)
Loss from operations	(10,361)
Other income, net	363
Loss on disposition of Stawell Mine	(11,600)
Foreign translation reserve	(5,968)
Loss from discontinued operations before taxes	(27,566)
Income tax recovery	2,662
Loss from discontinued operations	($24,904)
Loss per share from discontinued operations - basic	($0.12)
Loss per share from discontinued operations - diluted	($0.12)